Investment in Equity-Accounted Investees	12 Months Ended
Mar. 31, 2018
Equity Method Investments [Abstract]
Investment in Equity-Accounted Investees
8)	INVESTMENT IN EQUITY-ACCOUNTED INVESTEES

The Group has interests in a number of individually immaterial associates. The following table analyses, in aggregate the carrying amount and share of loss of these associates.

	As at March 31
Particulars	2017	2018
Carrying amount of interests in associates	18,212	16,316

	For the year ended March 31
Particulars	2016	2017	2018
Company's share of loss in associates	(1,860)	(1,702)	(1,998)